Segment reporting (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure Of Operating Segments [Line Items]
Disclosure Of Operating Segments Explanatory
	Global WealthManagement	Personal & Corporate Banking	AssetManagement	Investment Bank	Corporate Center			UBS
USD million					Services	Group ALM	Non-core and Legacy Portfolio

For the year ended 31 December 2018[1]
Net interest income	4,206	2,057	(31)	937	(398)	(780)	35	6,025
Non-interest income	12,659	2,166	1,874	7,641	(158)	(123)	246	24,306
Allocations from CC Group ALM	90	56	15	(391)	43	295	(108)	0
Income[2]	16,956	4,278	1,857	8,188	(513)	(608)	172	30,330
Credit loss (expense) / recovery	(15)	(56)	0	(38)	0	(1)	(8)	(118)
Total operating income	16,941	4,222	1,857	8,150	(513)	(609)	165	30,213
Personnel expenses	7,683	803	703	2,941	3,927	41	35	16,132
General and administrative expenses	1,724	285	202	651	3,789	42	104	6,797
Services (to) / from CC and other BDs	3,852	1,208	498	2,889	(8,624)	1	176	0
of which: services from CC Services	3,740	1,285	541	2,811	(8,697)	169	153	0
Depreciation and impairment of property, equipment and software	4	14	2	8	1,199	0	0	1,228
Amortization and impairment of intangible assets[3]	50	0	1	12	2	0	0	65
Total operating expenses	13,313	2,310	1,406	6,501	293	84	315	24,222
Operating profit / (loss) before tax	3,628	1,912	451	1,649	(806)	(693)	(150)	5,991
Tax expense / (benefit)								1,468
Net profit / (loss)								4,522
Additional information
Total assets	200,036	138,809	24,371	258,691	21,733	280,135	34,715	958,489
Additions to non-current assets	196	23	1	89	1,666	0	0	1,975
1 Prior-period information may not be comparable as a result of the adoption of IFRS 9 and IFRS 15, both effective 1 January 2018. Refer to Note 1b and c for more information on these changes. 2 Impairments of financial assets classified at fair value through other comprehensive income for the year ended 31 December 2018 totaled USD 0 million. 3 Refer to Note 16 for more information.

	Global WealthManagement	Personal & Corporate Banking	AssetManagement	Investment Bank	Corporate Center			UBS
USD million					Services	Group ALM	Non-core and Legacy Portfolio

For the year ended 31 December 2017[1]
Net interest income	3,722	1,954	(33)	1,217	(355)	128	24	6,656
Non-interest income	12,196	1,807	2,097	7,020	76	(147)	50	23,098
Allocations from CC Group ALM	377	184	19	(351)	123	(268)	(84)	0
Income[2]	16,295	3,945	2,083	7,886	(157)	(288)	(11)	29,754
Credit loss (expense) / recovery	(8)	(20)	0	(92)	0	0	(11)	(131)
Total operating income	16,287	3,925	2,083	7,794	(157)	(288)	(22)	29,622
Personnel expenses	7,674	852	731	3,006	3,857	34	44	16,199
General and administrative expenses	1,263	296	235	675	4,336	27	117	6,949
Services (to) / from CC and other BDs	3,726	1,156	524	2,824	(8,445)	(13)	228	0
of which: services from CC Services	3,626	1,251	562	2,729	(8,510)	145	198	0
Depreciation and impairment of property, equipment and software	4	13	1	10	1,024	0	0	1,053
Amortization and impairment of intangible assets[3]	49	0	3	12	7	0	0	71
Total operating expenses	12,717	2,317	1,495	6,527	779	48	388	24,272
Operating profit / (loss) before tax	3,571	1,607	587	1,267	(935)	(336)	(411)	5,351
Tax expense / (benefit)								4,305
Net profit / (loss)								1,046
Additional information
Total assets	194,990	139,062	14,638	269,731	21,371	252,092	47,395	939,279
Additions to non-current assets	120	15	1	3	1,606	0	0	1,746
1 Prior-period information may not be comparable as a result of the adoption of IFRS 9 and IFRS 15, both effective 1 January 2018. Refer to Note 1b and c for more information on these changes. 2 Impairments of financial assets classified at fair value through other comprehensive income (prior to 2018 classified as financial assets available for sale) for the year ended 31 December 2017 totaled USD 15 million, of which USD 12 million was recorded in Asset Management. 3 Refer to Note 16 for more information.

	Global WealthManagement	Personal & Corporate Banking	AssetManagement	Investment Bank	Corporate Center			UBS
USD million					Services	Group ALM	Non-core and Legacy Portfolio

For the year ended 31 December 2016[1]
Net interest income	3,318	1,914	(33)	1,012	(326)	599	3	6,487
Non-interest income	11,427	1,791	1,980	7,041	186	(237)	89	22,279
Allocations from CC Group ALM	512	336	7	(264)	37	(517)	(112)	0
Income[2]	15,257	4,042	1,955	7,790	(103)	(155)	(20)	28,766
Credit loss (expense) / recovery	(8)	(6)	0	(11)	0	0	(12)	(38)
Total operating income	15,249	4,035	1,955	7,779	(103)	(155)	(32)	28,729
Personnel expenses	7,254	855	736	3,122	3,847	31	67	15,913
General and administrative expenses	1,221	287	244	812	4,192	17	744	7,517
Services (to) / from CC and other BDs	3,627	1,093	512	2,798	(8,263)	(49)	283	0
of which: services from CC Services	3,520	1,201	537	2,707	(8,303)	112	227	0
Depreciation and impairment of property, equipment and software	4	15	1	22	955	0	0	997
Amortization and impairment of intangible assets[3]	54	0	5	12	21	0	0	93
Total operating expenses	12,159	2,250	1,498	6,765	753	(1)	1,094	24,519
Operating profit / (loss) before tax	3,090	1,785	457	1,014	(856)	(154)	(1,126)	4,209
Tax expense / (benefit)								777
Net profit / (loss)								3,432
Additional information
Total assets	178,250	137,467	11,817	238,066	23,488	262,530	67,288	918,906
Additions to non-current assets	31	24	1	3	1,781	0	0	1,840
1 Prior-period information may not be comparable as a result of the adoption of IFRS 9 and IFRS 15, both effective 1 January 2018. Refer to Note 1b and c for more information on these changes. 2 Impairments of financial assets classified at fair value through other comprehensive income (prior to 2018 classified as financial assets available for sale) for the year ended 31 December 2016 totaled USD 5 million, of which USD 3 million was recorded in Asset Management. 3 Refer to Note 16 for more information.

UBS AG
Disclosure Of Operating Segments [Line Items]
Disclosure Of Operating Segments Explanatory
	Global WealthManagement	Personal & Corporate Banking	AssetManagement	Investment Bank	Corporate Center			UBS AG
USD million					Services	Group ALM	Non-core and Legacy Portfolio

For the year ended 31 December 2018[1]
Net interest income	4,206	2,057	(31)	937	(410)	(845)	35	5,949
Non-interest income	12,659	2,167	1,874	7,642	312	(89)	246	24,811
Allocations from CC Group ALM	90	56	15	(391)	43	295	(108)	0
Income[2]	16,957	4,279	1,857	8,189	(56)	(639)	172	30,759
Credit loss (expense) / recovery	(15)	(56)	0	(38)	0	0	(8)	(117)
Total operating income	16,941	4,223	1,857	8,151	(56)	(639)	165	30,642
Personnel expenses	7,680	799	702	2,936	1,800	40	35	13,992
General and administrative expenses	1,771	289	206	706	6,956	43	105	10,075
Services (to) / from CC and other BDs	3,851	1,206	496	2,884	(8,615)	1	176	0
of which: services from CC Services	3,739	1,282	539	2,806	(8,688)	169	152	0
Depreciation and impairment of property, equipment and software	4	14	2	8	1,023	0	0	1,052
Amortization and impairment of intangible assets[3]	50	0	1	12	2	0	0	65
Total operating expenses	13,356	2,309	1,407	6,546	1,166	84	317	25,184
Operating profit / (loss) before tax	3,586	1,914	450	1,604	(1,221)	(723)	(152)	5,458
Tax expense / (benefit)								1,345
Net profit / (loss)								4,113
Additional information
Total assets	200,036	138,873	24,371	258,871	20,193	280,996	34,715	958,055
Additions to non-current assets	196	23	1	89	1,448	0	0	1,757
1 Prior-period information may not be comparable as a result of the adoption of IFRS 9 and IFRS 15, both effective 1 January 2018. Refer to Note 1b and c for more information on these changes. 2 Impairments of financial assets classified at fair value through other comprehensive income for the year ended 31 December 2018 totaled USD 0 million. 3 Refer to Note 16 for more information.

	Global WealthManagement	Personal & Corporate Banking	AssetManagement	Investment Bank	Corporate Center			UBS AG
USD million					Services	Group ALM	Non-core and Legacy Portfolio

For the year ended 31 December 2017[1]
Net interest income	3,723	1,954	(33)	1,217	(361)	84	24	6,607
Non-interest income	12,197	1,807	2,097	7,020	476	(77)	50	23,569
Allocations from CC Group ALM	377	184	19	(351)	123	(268)	(84)	0
Income[2]	16,296	3,945	2,083	7,886	237	(260)	(11)	30,176
Credit loss (expense) / recovery	(8)	(20)	0	(92)	0	0	(11)	(131)
Total operating income	16,288	3,925	2,083	7,795	237	(260)	(22)	30,044
Personnel expenses	7,679	849	731	3,007	2,608	34	44	14,952
General and administrative expenses	1,308	300	238	728	6,283	27	116	9,001
Services (to) / from CC and other BDs	3,726	1,154	522	2,822	(8,438)	(13)	228	0
of which: services from CC Services	3,626	1,248	560	2,727	(8,503)	145	197	0
Depreciation and impairment of property, equipment and software	4	13	1	10	916	0	0	945
Amortization and impairment of intangible assets[3]	49	0	3	12	7	0	0	71
Total operating expenses	12,766	2,316	1,496	6,578	1,376	48	388	24,969
Operating profit / (loss) before tax	3,522	1,609	587	1,216	(1,139)	(308)	(410)	5,076
Tax expense / (benefit)								4,242
Net profit / (loss)								834
Additional information
Total assets	194,990	139,094	14,639	269,849	19,907	254,146	47,395	940,020
Additions to non-current assets	120	15	1	3	1,509	0	0	1,648
1 Prior-period information may not be comparable as a result of the adoption of IFRS 9 and IFRS 15, both effective 1 January 2018. Refer to Note 1b and c for more information on these changes. 2 Impairments of financial assets classified at fair value through other comprehensive income (prior to 2018 classified as financial assets available for sale) for the year ended 31 December 2017 totaled USD 15 million, of which USD 12 million was recorded in Asset Management. 3 Refer to Note 16 for more information.

	Global WealthManagement	Personal & Corporate Banking	AssetManagement	Investment Bank	Corporate Center			UBS AG
USD million					Services	Group ALM	Non-core and Legacy Portfolio

For the year ended 31 December 2016[1]
Net interest income	3,318	1,914	(33)	1,012	(326)	568	3	6,457
Non-interest income	11,427	1,791	1,980	7,039	253	(169)	89	22,411
Allocations from CC Group ALM	512	336	7	(264)	37	(517)	(112)	0
Income[2]	15,257	4,042	1,955	7,788	(36)	(118)	(20)	28,868
Credit loss (expense) / recovery	(8)	(6)	0	(11)	0	0	(12)	(38)
Total operating income	15,250	4,035	1,955	7,777	(36)	(118)	(32)	28,831
Personnel expenses	7,253	854	736	3,122	3,718	31	67	15,782
General and administrative expenses	1,261	288	245	861	4,361	17	743	7,776
Services (to) / from CC and other BDs	3,626	1,092	512	2,790	(8,255)	(49)	283	0
of which: services from CC Services	3,520	1,200	537	2,700	(8,295)	112	227	0
Depreciation and impairment of property, equipment and software	4	15	1	22	950	0	0	992
Amortization and impairment of intangible assets[3]	54	0	5	12	21	0	0	93
Total operating expenses	12,199	2,250	1,499	6,807	796	(1)	1,093	24,643
Operating profit / (loss) before tax	3,051	1,785	455	970	(832)	(117)	(1,125)	4,188
Tax expense / (benefit)								753
Net profit / (loss)								3,435
Additional information
Total assets	178,250	137,499	11,816	238,151	23,630	262,603	67,288	919,236
Additions to non-current assets	31	24	1	3	1,763	0	0	1,821
1 Prior-period information may not be comparable as a result of the adoption of IFRS 9 and IFRS 15, both effective 1 January 2018. Refer to Note 1b and c for more information on these changes. 2 Impairments of financial assets classified at fair value through other comprehensive income (prior to 2018 classified as financial assets available for sale) for the year ended 31 December 2016 totaled USD 5 million, of which USD 3 million was recorded in Asset Management. 3 Refer to Note 16 for more information.